Equity Incentive Plan Stock Options Outstanding (Details) - USD ($)		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options, Outstanding, Number, period start		101,175	2,600	20,050,000
Options, Outstanding, Weighted Average Exercise Price, period start		$ 8.94	$ 781.19	$ 199.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	50,000	0	130,000	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0	$ 2.52	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(100,000)	(30,000)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.52	$ 2.52	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		(500)	(1,425)	(17,450,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 542.00	$ 995.07	$ 160.93
Options, Outstanding, Number, period end		675	101,175	2,600
Options, Outstanding, Weighted Average Exercise Price, period end		$ 565.76	$ 8.94	$ 781.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		675
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 565.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		675
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.52	$ 565.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Aggregate Intrinsic Value		$ 0